UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Rserves [Member]	Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 19,000	$ 5,852,089	$ 437,549	$ 1,084,383	$ 494,046	$ 244,228	$ 8,131,295
Balance at beginning, shares at Dec. 31, 2020	[1]	3,800,000
Net loss attributable to Infobird Co., Ltd					(5,924,945)			(5,924,945)
Net loss attributable to noncontrolling interests							(340,122)	(340,122)
Issuance of ordinary shares in initial public offerings, net of issuance costs		$ 6,250	20,250,554					20,256,804
Issuance of ordinary shares in initial public offerings, net of issuance costs, shares	[1]	1,250,000
Foreign currency translation adjustment						42,981	723	43,704
Ending balance, value at Jun. 30, 2021		$ 25,250	26,102,643	437,549	(4,840,562)	537,027	(95,171)	22,166,737
Balance at ending, shares at Jun. 30, 2021	[1]	5,050,000
Beginning balance, value at Dec. 31, 2021		$ 25,467	26,783,333	449,136	(12,799,436)	592,218	850,152	15,900,870
Balance at beginning, shares at Dec. 31, 2021	[1]	5,093,315
Net loss attributable to Infobird Co., Ltd					(7,750,721)			(7,750,721)
Net loss attributable to noncontrolling interests							(40,082)	(40,082)
Share-based compensations for consulting services			10,134					10,134
Foreign currency translation adjustment						(146,508)	(6,464)	(152,972)
Ending balance, value at Jun. 30, 2022		$ 25,467	$ 26,793,467	$ 449,136	$ (20,550,157)	$ 445,710	$ 803,606	$ 7,967,229
Balance at ending, shares at Jun. 30, 2022	[1]	5,093,315

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022.